Convertible Notes Payable and Advisory Fee Liabilities (Details Textual 1) - USD ($)																	1 Months Ended																		3 Months Ended				6 Months Ended		12 Months Ended
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Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																														$ 6,000									$ 82,827	$ 88,956	$ 196,961	$ 95,257
Interest rate																							18.00%
Debt conversion, description												The note bears interest at 5% and matures in July 2019, and has a fixed discount conversion feature.
Principal amount																																										78,000
Accrued interest																																									10,239	4,851
Maturity date												Jun. 30, 2019																		Feb. 28, 2019									Sep. 09, 2017
Debt instrument fixed interest rate, percentage																														12.00%
Number of warrants																																			11,859,616				11,859,616
Debt premium charge to interest expense												$ 90,000	$ 10,000														$ 6,000	$ 6,000	$ 6,000												12,500
Convertible notes												90,000	10,000														6,000	6,000	6,000	$ 6,000													$ 6,000	$ 6,000	$ 6,000	$ 6,000		$ 6,000	$ 6,000		$ 6,000		$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000
Debt conversion rate, description																														a) 70% of the share price on the date of the note; or b) 50% of the lowest bid price during the 30 trading days preceding the date of the notice of conversion. In connection with the issuance of this Note, the Company determined that the terms of the Note contain a conversion formula that caused variations in the conversion price resulting in the treatment of the conversion option as a bifurcated derivative to be accounted for at fair value.
Derivative expense on issuance																														$ 4,035
Derivative liability																																			$ 144,937				$ 144,937
Derivative fair value																									$ 8,881
Net loss on debt extinguishment																																			572,465				1,365,988	146,375	992,592	(57,623)
Net debt extinguishment loss on conversion of notes
Debt discounts																														$ 6,000									82,827	$ 88,956	$ 196,961	95,257
Accrued unpaid																																										2,152
Vendor settlement												161,700
Accrued interest description																																									The unconverted notes above, issued for legal services have total accrued interest due of $9,291 at September 30, 2020, of which $2,980 is owed to Trillium Partners LP and $6,311, is owed to the attorney.
Interest expense																																									$ 1,598,246
Debt premium																																									12,500
Settled debt																																									75,310
Third Party [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description																																						The Company increased note principal to $122,500 and added $8,077 to debt premium related to the stock settled debt feature discussed above.
Penalty expenses																																						$ 15,000
Convertible Debt [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																																			90,000				90,000		90,000
Accrued interest																																			17,715				17,715		14,993	4,013
Debt premium charge to interest expense												$ 90,000
Derivative liability																																			8,851				$ 8,851		8,851
Crown Bridge Partners, LLc [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description																										The Company received a second tranche advance under the Crown Bridge Partners, LLC, master note dated October 25, 2017, for principal amount of $35,000, including covered fees and original issue discount totaling $5,000. Under the conversion terms of the above note, the holder is entitled to a 35% discount plus an additional 10% discount based on the conversion rights of certain other note holders. Therefore a discount of 45% is assumed for any conversions of this note tranche. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $28,636 with a charge to interest expense. The original issue discount and fees charged were treated as debt discount and will be amortized to financing expenses over the term of the note. Following conversions during the year ended September 30, 2020 the principal balance and debt premium balances were reduced and the unamortized debt discount was $0, at September 30, 2020. The principal was increased by charges of $17,500 for technical default effective during the year ended September 30, 2020 and an additional put premium was calculated to be $26,250. The cross-default provisions of the note include defaults on any notes issued to third parties including any issued subsequent to the issuance of this note. The default charge and the put premium were charged to interest expense of June 30, 2020. The conversion discount increased to 60% as a result of the default.													The convertible note (the "Note") issued to Crown Bridge in the principal amount of $105,000, has an original issue discount of $10,500 and issue costs of $19,000 both of which are recorded as debt discount along with the warrant relative fair value of $12,507 for the original 100, warrants and $31,529 for the penalty warrants to be amortized over the twelve month term of this tranche, bears interest of 10% (12% default rate) per annum, and has a maturity date of 12 months from the date of each tranche of payments under the Note with future tranches being at the discretion of Crown Bridge. The conversion rate for any conversion of unpaid principal and interest under the Notes is at a 35% discount to the lowest market price of the shares of the Company's common stock within a 20 day trading period prior to the date of conversion to which an additional 10% discount will be added if the conversion price of the Company's common stock is less than $50, per share and no shares of the Company's common stock can be issued to the extent Crown Bridge would own more than 4.99% of the outstanding shares of the Company's common stock and the conversion shares contain piggy-back registration rights. The Note is subject to customary default provisions including an event of default if the bid price of the Company's common stock is less than its par value of $.0001 per share.
Principal amount																$ 105,000																			2,766				$ 2,766		$ 2,766
Shares of common stock																																									91,300
Accrued interest																																			$ 6,325				$ 6,325		$ 6,187	2,069
Outstanding shares, percenatage																4.99%
Debt instrument interest rate, percentage																																			112.00%				112.00%
Fair value of warrants																$ 7,365
Number of warrants																100
Penalty expenses																$ 31,529
Additional warrant																																	200
Debt premium charge to interest expense																																							$ 56,538
Investments received																75,500
Principal of description																																									Principal was $35,000
Accrued interest description																																									Accrued interest was $2,402.
Debt premium																56,538
Commitment fee																350
Crown Bridge Partners, LLc [Member] | Other Convertible Debt [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																10,500
Debt issuance cost																$ 19,000
Debt discount maturity term																12 months
Securities purchase agreement term, description																The terms of a Securities Purchase Agreement dated October 25, 2017.
Debt discounts																$ 10,500
Livingston Asset Management LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																																										5,000
Payment received for convertible debt								$ 17,000											$ 17,000	$ 17,000	$ 17,000
Interest rate																																		10.00%
Debt conversion, description																									The following notes have been issued to the law firm, each having six month term to maturity and 12% annual interest but a change in the conversion terms such that a fixed discount of 50% of the lowest bid price in the 30 trading days immediately preceding the notice of conversion.						Livingston is to receive $20,000, per month including $3,000 cash and $17,000 in promissory notes. The notes bear interest of 10% per annum and mature in six month. The promissory notes issued after February 28, 2020 are convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the 30 trading days prior to conversion. The notes having a conversion feature are treated as stock settled debt under ASC 480 and a debt premium of $17,000 is recognized as interest expense on note issuance date.										The Company issued a convertible note to Livingston Asset Management for $51,000 ($17,000, for each of the months from July to September, 2019), under the same interest rate and conversion discount terms. The note matures on March 31, 2020.
Principal amount																															$ 12,500	$ 12,500		$ 50,000								10,375																									$ 12,500	$ 12,500				$ 1,000,000
Shares of common stock																																							0
Accrued interest								$ 17,000												$ 17,000	$ 17,000														$ 0				$ 0		$ 5,277						$ 17,000			$ 17,000		$ 17,000
Maturity date														Jan. 31, 2019										Nov. 30, 2019
Debt instrument interest rate, percentage																																		30.00%
Annual interest rate																															10.00%	10.00%
Conversion of common shares, description																																The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion.
Debt conversion rate, description															The note has not been converted and the principal balance is $15,000, at March 31, 2021 and September 30, 2020 with $5,279, and $4,293, of accrued interest, respectively. As the note has matured it is technically in default. Under the terms of the note no default interest or penalties accrue.
Net loss on debt extinguishment																																							$ 296,938
Debt discounts																																										5,000
Monthly fee																																										17,000																										20,000
Convertible note																																																																				17,000
Monthly cash due																																																																				$ 3,000
Principal of description																																									The $85,375 of principal from the Livingston Asset Management LLC notes issued December 1, 2018 through June 1, 2019, along with $8,475 of accrued interest were sold and assigned to Alpha Capital Anstalt, on February 20, 2020. The assigned notes became convertible as of the date of the assignment by virtue of an agreement between the Company and the new note holder. The terms of the notes provide for conversion of principal and accrued interest at a 50% discount to the lowest closing bid price over the 20 days prior to conversion. The notes have been accounted for as stock settled debt under ASC 480, and put premium of $93,850 has been recognized with a charge to interest expense. During the year ended September 30, 2020, $2,200 of the principal was converted into common stock. The total accrued unpaid interest (also not converted) is $5,277 at September 30, 2020.
Debt premium															$ 6,429																			$ 21,428
Auctus Fund, LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																																																																							$ 105,000
Debt instrument interest rate, percentage																																																																							10.00%
Trillium Partners LP [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Interest rate																																							24.00%
Debt conversion, description									The principal balance of $10,000 was reclassified to notes and loans payable and the related put premium totaling $10,000 was recognized as a gain on debt extinguishment on the date of the amendment.	The Company issued a convertible promissory note to Trillium Partners LP for cash in the amount of $10,000. The note bears interest at 10%, matures on January 11, 2020, and was convertible into the Company's common stock at 50% of the lowest closing bid price on the 20 trading days immediately preceding the notice of conversion. The Company accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $10,000 with a charge to interest expense for the notes.
Accrued interest																																									$ 1,854	213
Debt instrument interest rate, percentage																																			50.00%				50.00%
Convertible note																																									10,745	$ 10,000
Principal of description																																										The note balance and premium were $10,000
Accrued interest description																																										Accrued interest was $213
Debt premium																																			$ 43,448				$ 43,448		10,395
Sold and fully Converted													$ 6,000														$ 6,000	$ 6,000	$ 6,000																																					$ 6,000			$ 6,000	$ 6,000			$ 6,000
Redstart Holdings Corporation [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																							$ 15,000														$ 15,000				0
Shares of common stock																																					214,286
Accrued interest																																									0
Penalty expenses																																					$ 31,500
Debt premium charge to interest expense																																					$ 22,810				$ 0
Tri-Bridge Ventures, LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description						The Company issued a convertible promissory note in the amount of $53,000 to Geneva Roth Remark Holdings Inc. The Company received $50,000, in cash on June 10, 2020 with $3,000, being retained for legal and underwriting fees which will be treated as OID and be amortized to interest expense over the term of the note. The note matures on June 10, 2021, bears interest at 10%, with a 22% default interest rate and may be converted at 58% of the lowest closing bid price in the 20 days preceding a conversion. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $38,379 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest balances were, $53,000 and $1,597 at September 30, 2020, respectively. The principal and accrued interest was fully converted and balances were $0, and $0 respectively at March 31, 2021. $38,379 of put premium was reclassified to additional paid in capital upon conversion.	The Company issued a convertible promissory note for $35,000 issued to Tri-Bridge Ventures LLC for a cash loan of $35,000. The note has a one year maturity, 8% annual interest and can be converted to common stock at the contracted price of 60% of the lowest daily traded price during the 10 days prior to delivery of a conversion notice. There are no cross-default provisions in the note. The Company has treated the convertible note in accordance with ASC 480 Stock Settled Debt, and recognized the put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest was fully converted and balances were $0, and $0 respectively at March 31, 2021. $23,333 of put premium was reclassified to additional paid in capital upon conversion.
Geneva Roth Remark Holdings Inc. [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description					The Company entered into an agreement with Geneva Roth Remark Holdings Inc. to issue a convertible promissory note in the amount of $53,000. The Company received $50,000, in cash on July 15, 2020 with $3,000, being retained for legal and underwriting fees which will be treated as debt discount and be amortized to interest expense over the term of the note. The note matures on July 10, 2021, bears interest at 10%, with a 22% default interest rate and may be converted at 58% of the lowest closing bid price in the 20 days preceding a conversion. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $38,379 as put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest was fully converted and balances were $0, and $0 respectively at March 31, 2021. $38,379 of put premium was reclassified to additional paid in capital upon conversion.													The Company issued a convertible promissory note in the amount of $104,000 to Geneva Roth Remark Holdings Inc. The Company received $100,500, in cash on August 28, 2020 with $3,500, being retained for legal and underwriting fees which will be treated as OID and be amortized to interest expense over the term of the note. The note matures on August 28, 2021, bears interest at 10%, with a 22% default interest rate and may be converted at 58% of the lowest closing bid price in the 20 days preceding a conversion. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $75,310 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal and accrued interest was fully converted and balances were $0, and $0 respectively at March 31, 2021. $75,310 of put premium was reclassified to additional paid in capital upon conversion.
Geneva Roth Remark Holdings [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description	The Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $53,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of March 15, 2022, and conversion right to a 35% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $50,000, with $3,500, disbursed for legal and execution fees. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company will treat the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $28,807 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal, premium and accrued interest were $53,500, $28,807 and $227 respectively at March 31, 2021.	The Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $53,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of January 12, 2022, and conversion right to a 35% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $50,000, with $3,500, disbursed for legal and execution fees. The Company will treat the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $28,807 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal, premium and accrued interest were $53,500, $28,807 and $1,092 respectively at March 31, 2021.	The Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $43,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of December 15, 2021, and conversion right to a 40% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $40,000, with $3,500, disbursed for legal and execution fees. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $29,000 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal, premium and accrued interest were $43,500, $29,000 and $1,621 respectively at March 31, 2021.	The Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $53,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of November 2, 2021, and conversion right to a 40% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $50,000, with $3,500, disbursed for legal and execution fees. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $35,666 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal, premium and accrued interest were $53,500, $35,666 and $1,774 respectively at March 31, 2021.													The Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $53,500, having a 10% annual interest rate, with a 22% default interest rate, maturity of February 15, 2022, and conversion right to a 35% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $50,000, with $3,500, disbursed for legal and execution fees. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company will treat the convertible note in accordance with ASC 480 Stock Settled Debt, recognizing $28,807 of put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. The principal, premium and accrued interest were $53,500, $28,807 and $660 respectively at March 31, 2021.					The Company issued a convertible promissory note to Geneva Roth Remark Holdings for $60,000, for $57,000, cash and fees of $3,000 (treated as OID to be amortized over the life of the note) having a 10% annual interest rate, maturity of April 20, 2021, and conversion right to a 42% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The cross-default terms in the note only include defaults on notes issued to related parties of the note holder. The Company treated the convertible note in accordance with ASC 480 Stock Settled Debt, and recognized the put premium for the stock price discount as a liability with a charge to interest expense at the date of the issuance of the convertible promissory note. Principal, put premium and accrued interest were $60,000, $43,448 and $2,630, respectively at September 30, 2020. The note and accrued interest were fully converted during the three months ended December 31, 2020.
Redstart Holding Corporation [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Unamortized debt discount																																										$ 912
Payment received for convertible debt											$ 78,000
Interest rate											10.00%
Debt conversion, description											The Company issued a convertible promissory note to Redstart Holdings Corporation in the amount of $78,000. The note bears interest at 10%, matures on December 31, 2019, includes legal fees of $3,000 and is convertible at 35% discount to the average of the lowest two prices observed in the 15 days prior to the issuance of a conversion notice. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $42,000 with a charge to interest expense for the notes. The fees charged were treated as debt discount and will be amortized to financing expenses over the term of the note. During the three months ended December 31, 2019, Redstart converted principal totaling $15,000, into 214,286, shares of common stock. On December 31, 2019, the Company received a default notice and demand for payment of the amounts due under this convertible note. The Company recognized the default penalty of $31,500, as additional principal along with the calculated put premium of $22,810, with charges to interest expense. During the year ended September 30, 2020, Redstart converted all principal and accrued interest into shares of common stock. The principal, premium and accrued interest balances were $0, $0, and $0, and debt discount was fully amortized, at September 30, 2020. Principal was $78,000, accrued interest was $4,851, and unamortized debt discount was $912, at September 30, 2019.
Principal amount																																										78,000
Accrued interest																																										4,851
Convertible notes																																										3,000
Derivative liability																																										$ 8,881